Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Taxes Tables [Line Items]
Income taxes
Income taxes
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Tax expense / (benefit)
Swiss
Current 597 672 883
Deferred 323 296 152
Total Swiss 920 968 1,035
Non-Swiss
Current 841 1,498 684
Deferred (705) (791) (846)
Total non-Swiss 136 707 (162)
Total income tax expense / (benefit) recognized in the income statement 1,056 1,675 873

Income tax expense / (benefit)
Income tax expense / (benefit)
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Operating profit / (loss) before tax 8,853 6,821 28,255
of which: Swiss 4,162 3,002 32,237
of which: non-Swiss 4,691 3,819 (3,981)
Income taxes at Swiss tax rate of 18.5 % for 2025, 18.5 % for 2024 and 18.5 % for 2023 1,638 1,262 5,227
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate 186 (197) (224)
Tax effects of losses not recognized 301 1,012 1,584
Previously unrecognized tax losses now utilized (155) (454) (401)
Non-taxable and lower-taxed income
1
(827) (447) (5,641)
Non-deductible expenses and additional taxable income 1,220 1,774 1,651
Adjustments related to prior years, current tax (110) (102) (87)
Adjustments related to prior years, deferred tax (4) 9 (1)
Change in deferred tax recognition (1,306) (1,480) (1,288)
Adjustments to deferred tax balances arising from changes in tax rates 11 (40) 26
Other items 103 338 25
Income tax expense / (benefit) 1,056 1,675 873
1 The reconciling item for non-taxable and lower-taxed
income for 2023 primarily reflects that the negative goodwill gain that was recorded in the income statement in relation to the
acquisition of the Credit Suisse
Group did not result in any tax expense.

Deferred tax assets and liabilities
Deferred tax assets and liabilities
USD m 31.12.25 31.12.24
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 20,261 (17,743) 2,518 19,940 (17,663) 2,277
Unused tax credits 808 0 808 675 0 675
Temporary differences 10,356 (2,157) 8,198 10,841 (2,659) 8,182 of which: related to real estate costs capitalized for US tax purposes 2,907 0 2,907 2,971 0 2,971 of which: related to compensation and benefits 2,240 (250) 1,991 1,984 (503) 1,482 of which: related to cash flow hedges 107 1 108 529 0 529
of which: other 5,101 (1,909) 3,193 5,358 (2,156) 3,201
Total deferred tax assets 31,425 (19,901) 11,525
2
31,456 (20,322) 11,134
2
of which: related to the US 10,063 9,340
of which: related to other locations 1,461 1,794
Deferred tax liabilities
Total deferred tax liabilities 471 340
1 After offset of DTLs, as applicable.
2 As of 31 December 2025, the Group recognized DTAs of USD
399 m (31 December 2024: USD 697 m) in respect of entities that incurred losses in either 2025 or 2024.

Unrecognized tax loss carry-forwards
Unrecognized tax loss carry-forwards
USD m 31.12.25 31.12.24
Within 1 year 384 387
From 2 to 5 years 8,350 9,491
From 6 to 10 years 3,440 3,127
From 11 to 20 years 3,007 3,760
No expiry 47,717 50,838
Total 62,898 67,603
of which: related to the US
1
16,932 19,213
of which: related to the UK 39,640 38,293
of which: related to other locations 6,325 10,097
1 Mainly related to UBS AG’s US branch.